COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 359		$ 775
2023	677		722
2024	685		724
2025	541		590
2026	549		605
Thereafter	4,509		4,948
Total future minimum lease payments	7,320		8,364
Rental and lease expenses	$ 435	$ 392	$ 803	$ 408	$ 158